Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

				Shares		Fair Value
0.53%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.01%*			402,988		$402,988
117.98%	PURCHASED OPTIONS

		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
117.98%	CALL OPTIONS

	SPDR S&P 500 ETF Trust	174	$6,439,218	$338.34	02/18/21 $	597,879
	SPDR S&P 500 ETF Trust	174	$6,439,218	240.00	03/17/21	2,275,300
	SPDR S&P 500 ETF Trust	174	$6,439,218	277.76	04/21/21	1,641,860
	SPDR S&P 500 ETF Trust	174	$6,439,218	296.93	05/19/21	1,358,549
	SPDR S&P 500 ETF Trust	174	$6,439,218	311.66	06/16/21	1,164,577
	SPDR S&P 500 ETF Trust	174	$6,439,218	321.85	07/21/21	1,043,456
	SPDR S&P 500 ETF Trust	174	$6,439,218	337.23	08/18/21	880,149
	SPDR S&P 500 ETF Trust	174	$6,439,218	338.82	09/15/21	893,580
	SPDR S&P 500 ETF Trust	174	$6,439,218	342.73	10/20/21	850,851
	SPDR S&P 500 ETF Trust	892	$33,010,244	0.01	11/17/21	32,713,649
	SPDR S&P 500 ETF Trust	174	$6,439,218	356.28	11/17/21	714,612
	SPDR S&P 500 ETF Trust	1,019	$37,710,133	0.01	12/15/21	37,371,309
	SPDR S&P 500 ETF Trust	174	$6,439,218	370.17	12/15/21	587,812
	SPDR S&P 500 ETF Trust	174	$6,439,218	383.89	01/19/22	465,478
	SPDR S&P 500 ETF Trust	177	$6,550,239	0.01	01/18/23	6,388,668

	TOTAL CALL OPTIONS PURCHASED					88,947,729
117.98%
	TOTAL PURCHASED OPTIONS					88,947,729
118.51%
	TOTAL INVESTMENTS					89,350,717
(18.51%)	Liabilities, in excess of other assets					(13,956,329)
100.00%	NET ASSETS					$75,394,388

* Effective 7 day yield as of January 31, 2021

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

SCHEDULE OF OPTIONS WRITTEN

January 31, 2021 (unaudited)

(18.32%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(18.32%) CALL OPTIONS

SPDR S&P 500 ETF Trust	348	$(12,878,436)	$367.34	02/17/21 $	(366,314)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	281.00	03/17/21	(3,153,256)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	317.99	04/21/21	(2,006,007)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	328.41	05/19/21	(1,744,538)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	346.33	06/16/21	(1,361,817)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	356.50	07/20/21	(1,144,930)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	369.27	08/18/21	(938,451)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	373.38	09/15/21	(894,511)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	377.54	10/20/21	(811,741)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	390.18	11/17/21	(628,853)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	404.99	12/15/21	(440,490)
SPDR S&P 500 ETF Trust	348	$(12,878,436)	419.47	01/19/22	(322,342)
TOTAL CALL OPTIONS WRITTEN					(13,813,250)
(18.32%) TOTAL OPTIONS WRITTEN
					$(13,813,250)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
MONEY MARKET FUNDS	$402,988	$-	$-	$402,988
PURCHASED OPTIONS	-	88,947,729	-	88,947,729
TOTAL INVESTMENTS	$402,988	$88,947,729	$-	$89,350,717

OPTIONS WRITTEN	$-	$(13,813,250)	$-	$(13,813,250)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $60,171,591 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$19,420,477
		Gross unrealized depreciation		(4,054,601)
		Net unrealized appreciation		$15,365,876